FINANCIAL INSTRUMENTS BY CATEGORY (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS BY CATEGORY [abstract]
Schedule of financial assets
	2019	2020
	RMB’000	RMB’000

Financial assets
Financial assets at amortized cost
Trade and other receivables excluding prepayments (Notes 20 and 21)	4,746,988	4,317,539
Term deposits (Note 16)	-	220,000
Cash and cash equivalents (Note 22)	1,562,334	1,485,232
Long-term receivable (Note 17)	26,103	23,734
FVOCI (Note 15)	351,045	377,631
Total	6,686,470	6,424,136

Schedule of financial liabilities
	2019	2020
	RMB’000	RMB’000

Financial liabilities
Liabilities at amortized cost
Trade and other payables excluding non-financial liabilities (Notes 27 and 29)	2,683,828	3,417,934
Payables for fixed assets and construction-in-progress	1,802,592	2,914,696
Dividends payable	12,890	13,749
Lease liabilities	1,176,426	1,175,565
Total	5,675,736	7,521,944